OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	2024	2023
Current
Work in progress (1)	$138	$167
Prepayments and other assets	222	305
Assets held for sale	11	17
Total current	$371	$489
Non-current
Prepayments and other assets	$256	$248
Total non-current	$256	$248
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(1)See Note 17 for additional information.